Federal Home Loan Bank Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Federal Home Loan Bank (FHLB) borrowings and advances
Open Repo Plus, Maturing Overnight, Amount	$ 34,292	$ 15,660
Advances, Maturing 2015, Amount	4,000	4,000
Advances, Maturing 2016, Amount	6,000	5,000
Advances, Maturing 2017, Amount	5,000	4,000
Advances, Maturing 2018, Amount	1,000
Advances from Federal Home Loan Bank	16,000	13,000
Total FHLB borrowings, Amount	$ 50,292	$ 28,660
Open Repo Plus Maturity Overnight, Weighted Average Rate	0.25%	0.25%
Advances Maturing 2015, Weighted Average Rate	0.52%	0.52%
Advances Maturing 2016, Weighted Average Rate	0.71%	0.74%
Advances Maturing 2017, Weighted Average Rate	0.91%	0.92%
Advances Maturing 2018, Weighted Average Rate	1.13%
Total advances, Weighted Average Rate	0.75%	0.73%
Aggregate FHLB borrowings, Weighted Average Rate	0.41%	0.47%